Dreyfus/The Boston Company Small Cap Growth Fund
Dreyfus/The Boston Company Small Cap Growth Fund
October 31, 2014 DREYFUS INVESTMENT FUNDS Dreyfus/The Boston Company Small Cap Growth Fund Supplement to the Statutory Prospectus and Summary Prospectus dated January 31, 2014
The following information supersedes and replaces any contrary information contained in the section of the Summary Prospectus entitled "Fees and Expenses" and in the section of the Statutory Prospectus entitled "Fund Summary - Fees and Expenses":

Effective November 1, 2014, the fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until February 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fundso that the expenses of Class I and Class Y shares of the fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.95% and 0.90%, respectively.     On or after February 1, 2016, The Dreyfus Corporation may terminate this expense limitation at any time.